Post employment benefits (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of defined benefit plans [abstract]
Schedule of funding valuations of the significant defined benefit plans
The most recent funding valuations of the significant defined benefit plans were carried out as follows:

Principal plans	Date of valuation
United Kingdom(i)	1 April 2018
Ireland(ii)	31 December 2015
United States	1 January 2019

(i)
The Diageo Pension Scheme (the UK Scheme) closed to new members in November 2005. Employees who have joined Diageo in the United Kingdom since the defined benefit scheme closed had been eligible to become members of the Diageo Lifestyle Plan (a cash balance defined benefit pension plan) until 1 January 2018. Since then new employees have been eligible to become members of a Diageo administered defined contribution plan.

(ii)
The triennial valuation of the Guinness Ireland Group Pension Scheme in Ireland (the Irish Scheme) is in progress and the results of this valuation are expected to be agreed by Diageo and the trustee later in calendar year 2019. The Irish scheme closed to new members in May 2013. Employees who have joined Diageo in Ireland since the defined benefit scheme closed have been eligible to become members of Diageo administered defined contribution plans.

Schedule of amounts charged to consolidated income statement for group's defined benefit post employment plans and consolidated statement of comprehensive income
The amounts charged to the consolidated income statement for the group’s defined benefit post employment plans and the consolidated statement of comprehensive income for the three years ended 30 June 2019 are as follows:

	2019 £ million	2018 £ million	2017 £ million
Current service cost and administrative expenses	(110)	(123)	(133)
Past service gains - ordinary activities	56	33	14
Past service losses - exceptional	(21)	—	—
Gains on curtailments and settlements	4	6	10
Charge to operating profit	(71)	(84)	(109)
Net finance gain/(charge) in respect of post employment plans	7	(11)	(25)
Charge before taxation(i)	(64)	(95)	(134)
Actual returns less amounts included in finance income	438	312	973
Experience gains/(losses)	113	(30)	58
Changes in financial assumptions	(514)	108	(466)
Changes in demographic assumptions	(6)	69	86
Other comprehensive income	31	459	651
Changes in the surplus restriction	2	(2)	1
Total other comprehensive income	33	457	652

(1) From 1 April 2018 there were changes to the future benefits earned by employees in the UK Scheme. The changes impact the ongoing service cost but not the benefits earned by the members as at 31 March 2018. In addition, in the year ended 30 June 2019, changes made to future pension increases for members of the UK scheme (including a Pension Increase Exchange (PIE) option offered to current pensioners) and changes to the principal Irish scheme which resulted in an aggregate past service credit of £54 million (2018 - £21 million in respect of changes to future pension increases in the principal Irish scheme). The exceptional past service loss, in the year ended 30 June 2019, of £21 million is in respect of the equalisation of Guaranteed Minimum Pension (GMP) benefits for men and women (see note 4(b)).

Schedule of charge before taxation
(i) The charge before taxation in respect of the following countries is:

	2019 £ million	2018 £ million	2017 £ million
United Kingdom	(3)	(49)	(67)
Ireland	(13)	1	(15)
United States	(30)	(29)	(34)
Other	(18)	(18)	(18)
	(64)	(95)	(134)

Schedule of movement in net deficit
The movement in the net (deficit)/surplus for the two years ended 30 June 2019 is set out below:

	Plan assets £ million	Plan liabilities £ million	Net (deficit)/surplus £ million
At 30 June 2017	9,226	(9,716)	(490)
Exchange differences	(1)	1	—
Charge before taxation	227	(322)	(95)
Other comprehensive income(i)	312	147	459
Contributions by the group	192	—	192
Employee contributions	6	(6)	—
Benefits paid	(652)	652	—
At 30 June 2018	9,310	(9,244)	66
Exchange differences	45	(55)	(10)
Charge before taxation	234	(298)	(64)
Other comprehensive income/(loss)(i)	438	(407)	31
Contributions by the group	192	—	192
Employee contributions	5	(5)	—
Benefits paid	(511)	511	—
At 30 June 2019	9,713	(9,498)	215

(i)    Excludes surplus restriction.

Schedule of plan assets and liabilities by type of post employment benefit and country
The plan assets and liabilities by type of post employment benefit and country is as follows:

	2019		2018
	Plan assets £ million	Plan liabilities £ million	Plan assets £ million	Plan liabilities £ million
Pensions
United Kingdom	7,115	(6,257)	6,792	(6,032)
Ireland	1,747	(2,098)	1,745	(2,148)
United States	593	(545)	525	(505)
Other	186	(234)	180	(215)
Post employment medical	1	(275)	1	(259)
Other post employment	71	(89)	67	(85)
	9,713	(9,498)	9,310	(9,244)

Schedule of balance sheet analysis of post employment plans
The balance sheet analysis of the post employment plans is as follows:

	2019		2018
	Non- current assets(i) £ million	Non- current liabilities £ million	Non- current assets(i) £ million	Non- current liabilities £ million
Funded plans	1,060	(547)	935	(593)
Unfunded plans	—	(299)	—	(279)
	1,060	(846)	935	(872)

(i)    Includes surplus restriction of £1 million (2018 – £3 million).

Schedule of weighted average assumptions used to determine group's deficit/surplus in main post employment plans
The following weighted average assumptions were used to determine the group’s deficit/surplus in the main post employment plans at 30 June in the relevant year. The assumptions used to calculate the charge/credit in the consolidated income statement for the year ending 30 June are based on the assumptions disclosed as at the previous 30 June.

	United Kingdom			Ireland			United States(i)
	2019%	2018%	2017%	2019%	2018%	2017%	2019%	2018%	2017%
Rate of general increase in salaries(ii)	3.6	4.3	4.4	2.3	3.2	3.0	—	—	—
Rate of increase to pensions in payment	3.2	3.3	3.4	1.5	2.0	1.7	—	—	—
Rate of increase to deferred pensions	2.2	2.1	2.2	1.3	1.8	1.6	—	—	—
Discount rate for plan liabilities	2.3	2.8	2.6	1.2	1.7	2.1	3.4	4.1	3.7
Inflation - CPI	2.2	2.1	2.2	1.3	1.8	1.6	1.7	2.1	1.8
Inflation - RPI	3.2	3.1	3.2	—	—	—	—	—	—

(i)	The salary increase assumption in the United States is not a significant assumption as only a minimal amount of members’ pension entitlement is dependent on a member’s projected final salary.
(ii)    The salary increase assumptions include an allowance for age related promotional salary increases.

Schedule of expected age at death of an average worker who retires currently at age of 65, and one who is currently aged 45 and subsequently retires at the age of 65
For the principal UK and Irish pension funds, the table below illustrates the expected age at death of an average worker who retires currently at the age of 65, and one who is currently aged 45 and subsequently retires at the age of 65:

	United Kingdom(i)			Ireland(ii)			United States
	2019 Age	2018 Age	2017 Age	2019 Age	2018 Age	2017 Age	2019 Age	2018 Age	2017 Age
Retiring currently at age 65
Male	86.2	86.1	86.3	86.5	86.4	86.3	85.7	86.0	85.9
Female	88.5	88.4	88.1	89.2	89.2	89.0	87.7	88.0	87.9
Currently aged 45, retiring at age 65
Male	88.3	88.2	88.2	89.5	89.4	89.2	87.3	87.6	87.5
Female	90.6	90.5	90.5	92.2	92.1	91.9	89.3	89.6	89.5

(i)	Based on the CMI’s S2 mortality tables with scaling factors based on the experience of the plan and where people live, with suitable future improvements.

(ii)	Based on the ‘00’ series of mortality tables with scaling factors based on the experience of the plan and with suitable future improvements.

Schedule of sensitivity analyses of potential impacts on consolidated income statement and on plan liabilities
For the significant assumptions, the following sensitivity analyses estimate the potential impacts on the consolidated income statement for the year ended 30 June 2020 and on the plan liabilities at 30 June 2019:

	United Kingdom			Ireland			United States and other
Benefit/(cost)	Operating profit £ million	Profit after taxation £ million	Plan liabilities(i) £ million	Operating profit £ million	Profit after taxation £ million	Plan liabilities(i) £ million	Operating profit £ million	Profit after taxation £ million	Plan liabilities(i) £ million
Effect of 0.5% increase in discount rate	4	19	512	3	(3)	172	1	2	33
Effect of 0.5% decrease in discount rate	(5)	(16)	(579)	(4)	3	(209)	(1)	(2)	(37)
Effect of 0.5% increase in inflation	(5)	(11)	(390)	(3)	(4)	(148)	(1)	(1)	(12)
Effect of 0.5% decrease in inflation	4	11	380	3	4	152	—	1	12
Effect of one year increase in life expectancy	(1)	(6)	(280)	(1)	(2)	(84)	—	(1)	(18)

(i)	The estimated effect on the liabilities excludes the impact of any interest rate and inflation swaps held by the pension plans.

(1)
The sensitivity analyses above have been determined based on reasonably possible changes of the respective assumptions and may not be representative of the actual change. Each sensitivity is calculated on a change in the key assumption while holding all other assumptions constant. The sensitivity to inflation includes the impact on all inflation linked assumptions (e.g. pension increases and salary increases where appropriate).

Schedule of analysis of fair value of plan assets
An analysis of the fair value of the plan assets is as follows:

	2019				2018
	United Kingdom £ million	Ireland £ million	United States and other £ million	Total £ million	United Kingdom £ million	Ireland £ million	United States and other £ million	Total £ million
Equities
Quoted	19	294	248	561	758	316	242	1,316
Unquoted and private equity	504	—	21	525	399	1	18	418
Bonds
Fixed-interest government	123	129	46	298	133	103	42	278
Inflation-linked government	—	262	—	262	1,063	262	1	1,326
Investment grade corporate	404	337	421	1,162	934	344	363	1,641
Non-investment grade	163	74	15	252	147	49	16	212
Loan securities	1,362	331	—	1,693	1,112	303	—	1,415
Repurchase agreements	4,629	—	—	4,629	2,799	—	—	2,799
Liability driven investment (LDI)	185	40	—	225	139	50	—	189
Property - unquoted	744	84	1	829	689	94	1	784
Hedge funds	75	135	—	210	68	138	—	206
Interest rate and inflation swaps	(1,048)	30	—	(1,018)	(1,415)	70	—	(1,345)
Cash and other	(45)	31	99	85	(34)	15	90	71
Total bid value of assets	7,115	1,747	851	9,713	6,792	1,745	773	9,310

(1)
The asset classes include some cash holdings that are temporary. This cash is likely to be invested imminently and so has been included in the asset class where it is anticipated to be invested in the long-term.

Schedule of timing of benefit payments
The following table provides information on the timing of the benefit payments and the average duration of the defined benefit obligations and the distribution of the timing of benefit payments:

	United Kingdom		Ireland		United States
	2019 £ million	2018 £ million	2019 £ million	2018 £ million	2019 £ million	2018 £ million
Maturity analysis of benefits expected to be paid
Within one year	395	575	75	75	63	49
Between 1 to 5 years	1,197	1,144	367	370	202	187
Between 6 to 15 years	2,663	2,575	723	751	359	380
Between 16 to 25 years	2,078	2,196	657	727	207	242
Beyond 25 years	2,909	3,325	1,008	1,260	185	207
Total	9,242	9,815	2,830	3,183	1,016	1,065
	years	years	years	years	years	years
Average duration of the defined benefit obligation	17	19	18	19	10	10